Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Current:
Trade and other payables, Current	€ 3,438,655	€ 3,667,281
Non-current:
Trade and other payables, Non-current	1,196,039	763
Trade and other payables, Total	4,634,694	3,668,044
Non-Related Parties [Member]
Current:
Trade and other payables, Current	3,178,651	3,485,774
Non-current:
Trade and other payables, Non-current	1,196,039	763
Related Parties [Member]
Current:
Trade and other payables, Current	€ 260,004	€ 181,507